Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Parenthetical) (Details) - Preference shares [member] - Issued capital [member] - CAD ($)
$ / shares in Units, $ in Millions
	Jul. 31, 2024	Apr. 30, 2024
Preferred shares class A series 3 [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00
Stock redeemed during the period shares	20,000,000
Stock redeemed during the period value	$ 500
Preferred shares class A series 22 [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25.00
Stock redeemed during the period shares		14,000,000
Stock redeemed during the period value		$ 350
Preferred shares class A series 24 [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00
Stock redeemed during the period shares	18,000,000
Stock redeemed during the period value	$ 450